ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares					Fair Value

	COMMON STOCK - 44.7%
	ADVERTISING - 0.7%
2,500	Trade Desk, Inc. * ^				$ 482,500

	BIOTECHNOLOGY - 2.1%
5,800	Vertex Pharmaceuticals, Inc. * ^				1,380,110

	COMMERCIAL SERVICES - 2.8%
3,500	Global Payments, Inc. # ^				504,805
14,000	PayPal Holdings, Inc. *^				1,340,360
					1,845,165
	COMPUTERS - 2.6%
4,000	Apple, Inc.				1,017,160
3,750	EPAM Systems, Inc. * ^				696,225
					1,713,385
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
9,000	Intercontinental Exchange, Inc. ^				726,750
10,000	Visa, Inc. ^				1,611,200
					2,337,950
	ELECTRIC - 2.0%
5,500	NextEra Energy, Inc. # ^				1,323,410

	HEALTHCARE-PRODUCTS - 2.2%
3,000	Insulet Corp. * # ^				497,040
3,500	Thermo Fisher Scientific, Inc. ^				992,600
					1,489,640
	HEALTHCARE-SERVICES - 1.7%
7,500	Teladoc Health, Inc. * # ^				1,162,575

	HOUSEHOLD PRODUCTS/WARES - 1.6%
6,000	Clorox Co. ^				1,039,500

	INSURANCE - 2.0%
23,000	eHealth, Inc. *# ^				1,337,790

	INTERNET - 13.0%
6,000	Alibaba Group Holding Ltd. * ^				1,166,880
2,000	Alphabet, Inc. *^				2,323,900
1,250	Amazon.com, Inc. *^				2,437,150
9,000	Facebook, Inc. *^				1,501,200
3,000	Shopify, Inc. *^				1,250,790
					8,679,920
	PHARMACEUTICALS - 1.7%
9,500	Zoetis, Inc. ^				1,118,055

	RETAIL - 1.4%
5,000	Lululemon Athletica, Inc. *^				947,750

	SEMICONDUCTORS - 1.3%
20,000	Advanced Micro Devices, Inc. *^				909,600

	SOFTWARE - 6.1%
5,000	Alteryx, Inc. *				475,850
10,000	Five9, Inc. * ^				764,600
10,000	Microsoft Corp. ^				1,577,100
5,500	Salesforce.com,Inc. * ^				791,890
11,000	Sea Ltd. * ^				487,410
					4,096,850

	TOTAL COMMON STOCK (Cost $24,351,871)				29,864,200

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Shares					Fair Value

	SHORT TERM INVESTMENTS - 53.4%
	TIME DEPOSIT - 38.5%
25,721,306	Union Bank Institutional Trust Deposit ACC - IV, to yield 0.70% ^				$ 25,721,306

Par value
	U.S. TREASURY BILLS - 14.9% +
1,000,000	United States Treasury Bill, 0.02% 4/23/2020 ^			#	999,987
1,000,000	United States Treasury Bill, 0.05% 5/21/2020 ^			#	999,923
1,000,000	United States Treasury Bill, 0.08% 6/18/2020 ^				999,821
2,000,000	United States Treasury Bill, 0.08%, 7/30/2020 ^				1,999,482
2,000,000	United States Treasury Bill, 0.08%, 8/27/2020 ^			#	1,999,340
1,000,000	United States Treasury Bill, 0.10%, 9/10/2020 ^			#	999,532
2,000,000	United States Treasury Bill, 0.05%, 09/17/2020 ^			#	1,999,542
					9,997,627

	TOTAL SHORT TERM INVESTMENTS (Cost $35,705,793)				35,718,933

Contracts **		Counterparty	Notional Value March 31, 2020		Fair Value
	SCHEDULE OF OPTIONS PURCHASED * - 3.6%
	SCHEDULE OF CALL OPTIONS PURCHASED - 1.2%
700	SPDR S&P 500 ETF Trust #
	Expiration May 2020, Exercise Price $265.00	Goldman Sachs	18,550,000		$ 796,600

	SCHEDULE OF PUT OPTIONS PURCHASED - 2.4%
400	Advanced Micro Devices, Inc.
	Expiration April 2020, Exercise Price $40.00	Goldman Sachs	1,600,000		38,400
40	Alphabet, Inc.
	Expiration April 2020, Exercise Price $1000.00	Goldman Sachs	4,000,000		33,600
100	Alteryx, Inc.
	Expiration April 2020, Exercise Price $105.00	Goldman Sachs	1,050,000		115,700
20	Amazon.com, Inc.
	Expiration April 2020, Exercise Price $1900.00	Goldman Sachs	3,800,000		97,160
150	Facebook, Inc.
	Expiration April 2020, Exercise Price $155.00	Goldman Sachs	2,325,000		51,750
1,000	Invesco QQQ Trust Series 1
	Expiration April 2020, Exercise Price $175.00	Goldman Sachs	17,500,000		365,000
500	iShares Russell 2000 ETF
	Expiration May 2020, Exercise Price $110.00	Goldman Sachs	5,500,000		333,000
100	Lululemon Athletica, Inc.
	Expiration April 2020, Exercise Price $180.00	Goldman Sachs	1,800,000		65,000
300	PayPal Holdings, Inc.
	Expiration April 2020, Exercise Price $95.00	Goldman Sachs	2,850,000		132,000
60	Shopify, Inc.
	Expiration May 2020, Exercise Price $410.00	Goldman Sachs	2,460,000		230,400
10	Trade Desk, Inc.
	Expiration May 2020, Exercise Price $190.00	Goldman Sachs	190,000		24,500
100	Visa, Inc.
	Expiration May2020, Exercise Price $160.00	Goldman Sachs	1,600,000		97,500
					1,584,010

	TOTAL OPTIONS PURCHASED (Cost 3,738,522)				2,380,610

	TOTAL INVESTMENTS (Cost $63,796,186) - 101.7%				$ 67,963,743
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $381,636) - (0.5) %				(338,500)
	TOTAL SECURITIES SOLD SHORT (Proceeds $9.573.696) - (13.4) %				(8,963,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.2% ^				8,205,628
	NET ASSETS - 100.0%				$ 66,867,871

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Contracts **		Counterparty	Notional Value March 31, 2020		Fair Value

	SCHEDULE OF CALL OPTIONS WRITTEN * - (0.5) %
70	eHealth, Inc.
	Expiration April 2020, Exercise Price $135.00	Goldman Sachs	$ 945,000		$ 119,000
35	Global Payments, Inc.
	Expiration April 2020, Exercise Price $145.00	Goldman Sachs	507,500		35,700
30	Insulet Corp.
	Expiration April 2020, Exercise Price $175.00	Goldman Sachs	525,000		26,700
55	NextEra Energy, Inc.
	Expiration April 2020, Exercise Price $250.00	Goldman Sachs	1,375,000		34,100
250	SPDR S&P 500 ETF Trust
	Expiration April 2020, Exercise Price $263.00	Goldman Sachs	6,575,000		21,750
75	Teladoc Health, Inc.
	Expiration April 2020, Exercise Price $150.00	Goldman Sachs	1,125,000		101,250
	SCHEDULE OF CALL OPTIONS WRITTEN (Premiums Received $381,636)				338,500

Shares
	SECURITIES SOLD SHORT - (13.4) %
	EXCHANGE-TRADED FUNDS - (13.4) %
20,000	SPDR S&P 500 ETF Trust				5,155,000
20,000	Invesco QQQ Trust Series 1				3,808,000
	TOTAL SECURITIES SOLD SHORT (Proceeds $9,573,696)				$ 8,963,000

ETF - Exchange Traded Fund
* Non-income producing security.
** Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.
# Subject to call options written.
^ All or part of these securities were held as collateral for call options written as of March 31, 2020. Total collateral for call options written is $23,371,190 and $1,001,200 in cash.
+ Yield shown is the discounted rate at the time of purchase for U.S. Treasury Bills.

ACM Tactical Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares					Fair Value

	EXCHANGE TRADED FUNDS - 38.5%
	FIXED INCOME FUNDS - 38.5%
16,000	Invesco Taxable Municipal Bond ETF ^				$ 494,400
8,000	iShares 7-10 Year Treasury Bond ETF				971,840
11,000	iShares 20+ Year Treasury Bond ETF ^				1,814,670
15,000	iShares Floating Rate Bond ETF				731,100
7,000	iShares iBoxx $ Investment Grade Corporate Bond ETF				864,570
14,000	iShares MBS ETF				1,546,160
15,000	iShares National Muni Bond ETF				1,695,150
8,000	VanEck Vectors High-Yield Municipal Index ETF				418,080
	TOTAL EXCHANGE TRADED FUNDS (Cost $8,307,834)				8,535,970

Contracts **		Counterparty	Notional Value March 31, 2020		Fair Value
	SCHEDULE OF OPTIONS PURCHASED * - 0.1%
	SCHEDULE OF PUT OPTIONS PURCHASED - 0.1%
50	iShares iBoxx High Yield Corp.
	Expiration May 2020, Exercise Price $75.00	Goldman Sachs	$ 375,000		15,300
	TOTAL CALL OPTIONS PURCHASED (Cost $16,280)

	SHORT TERM INVESTMENTS - 69.0%
	TIME DEPOSIT - 69.0%
15,273,892	Union Bank Institutional Trust Deposit ACC - IV, to yield 0.70% ^ #			#	15,273,892
	TOTAL SHORT TERM INVESTMENTS (Cost $15,273,892)				15,273,892

	TOTAL INVESTMENTS (Cost $23,598,006) - 107.6%				$ 23,825,162
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $3,850) - (0.0) %				(2,160)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.6) %				(1,674,174)
	NET ASSETS - 100.0%				$ 22,148,828

Contracts **		Counterparty	Notional Value at March 31, 2020
	SCHEDULE OF CALL OPTIONS WRITTEN * - (0.0) %
30	iShares 20+ Year Treasury Bond
	Expiration April 2020, Exercise Price $170.00	Goldman Sachs	$ 510,000		$ 2,160
	SCHEDULE OF CALL OPTIONS WRITTEN (Premiums Received $3,850)				2,160

ETF - Exchange Traded Fund
MBS - Mortgage Backed Securities
* Non-income producing security.
** Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.
^ All or part of these securities were held as collateral for call options written as of March 31, 2020. Total collateral segregated for future call options written is $413,634.
# All or part of these securities were held as collateral for written options as of March 31, 2020.

ACM Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation –  Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

ACM Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2020, for the Fund’s investments measured at fair value:

ACM Dynamic Opportunity Fund

Assets *			Level 1	Level 2	Level 3	Total
Common Stocks			$ 29,864,200	$ -	$ -	$ 29,864,200
Put Options Purchased			1,584,010	-	-	1,584,010
Call Options Purchased			796,600	-	-	796,600
Time Deposit			-	25,721,306	-	25,721,306
Treasury Bills			-	9,997,627	-	9,997,627
Total			$ 32,244,810	$ 35,718,933	$ -	$ 67,963,743

Liabilities *			Level 1	Level 2	Level 3	Total
Call Options Written			$ 338,500	$ -	$ -	$ 338,500
Securities Sold Short			8,963,000	-	-	8,963,000
Total			$ 9,301,500	$ -	$ -	$ 9,301,500

ACM Tactical Income Fund

Assets *			Level 1	Level 2	Level 3	Total
Exchange Traded Funds			$ 8,535,970	$ -	$ -	$ 8,535,970
Put Options Purchased			15,300	-	-	15,300
Time Deposit			-	15,273,892	-	15,273,892
Total			$ 8,551,270	$ 15,273,892	$ -	$ 23,825,162

Liabilities *			Level 1	Level 2	Level 3	Total
Call Options Written			$ 2,160	$ -	$ -	$ 2,160
Total			$ 2,160	$ -	$ -	$ 2,160

* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period.

ACM Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Exchange Traded Funds - The Fund may invest in exchange traded funds ("ETFs"). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions - The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is a minimal counterparty risk to the Fund since these options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of March 31, 2020, the amount of unrealized depreciation on option contracts written subject to equity price risk amounted to $43,136 and $1,690 for the ACM Dynamic Opportunity Fund and ACM Tactical Income Fund, respectively. The amount of unrealized depreciation on purchased options amounted to $1,357,912 and $980, as of March 31, 2020 for the ACM Dynamic Opportunity Fund and the ACM Tactical Income Fund, respectively. As of March 31, 2020, the amount of realized gain (loss) on option contracts subject to equity price risk amounted to $1,838,163 and $(75,836) for the ACM Dynamic Opportunity Fund and ACM Tactical Income Fund, respectively.

Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

The Funds intend to remain fully invested in their respective strategies at all times. However, each Fund regards the judicious use of cash as part of its strategy. Therefore, the Funds may take temporary defensive cash-like positions, which are inconsistent with the Funds’ principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions that may cause a Fund’s investment models to indicate a lower allocation to equities or fixed income is prudent. For example, a Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although the Fund would do this only in seeking to avoid losses, the Fund would necessarily reduce the benefit from any upswing in the market. The Funds also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2020, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Dynamic Opportunity	$54,473,484	$ 6,712,564	$ (2,523,805)	$ 4,188,759
Tactical Income	$23,859,275	$ 292,356	$ (328,629)	$ (36,273)